Significant and Critical Accounting Policies and Practices (Details Narrative) - shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Potentially dilutive common shares	1,100,000	1,100,000
Computer Equipment [Member]
Estimated useful lives	5 Years
Domestic Patents [Member] | Minimum [Member]
Estimated useful lives	7 Years
Domestic Patents [Member] | Maximum [Member]
Estimated useful lives	20 Years
Foreign Patents [Member] | Minimum [Member]
Estimated useful lives	5 Years
Foreign Patents [Member] | Maximum [Member]
Estimated useful lives	20 Years